CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Feb. 28, 2013
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Dividends to shareholders (in dollars per share)	$ 0.25
Tax effect of net unrealized (loss)/gains on available-for-sale securities	$ (8,583)
Tax effect of transfers to statements of operations of realized gains on available-for-sale securities	$ 0